DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Contributions Pending Correction in VFCP	$ 52